Restructuring, Acquisition and Integration-Related Costs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	17 Months Ended
	Dec. 31, 2012	Dec. 31, 2008 employee	Dec. 31, 2011
Restructuring and Related Activities [Abstract]
Number of workforce reduced		900
Maximum Maturity for Liability Classification	1 year
Minimum Maturity for Liability Classification	1 year
Facility exit and restructuring liabilities, classified as other accrued liabilities	$ 2.4		$ 3.1
Facility exit and restructuring liabilities, classified as other long-term liabilities	$ 1.9		$ 4.3